Inventories, Net (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 3,972	$ 6,180
Goods in transit	4,215	2,997
Work in progress	1,719	2,257
Finished goods	8,980	11,547
Inventories, gross	18,886	22,981
Impairment	(1,435)	(1,855)
Inventories, net	$ 17,451	$ 21,126